Offsetting financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Offsetting financial assets and liabilities [abstract]
Offsetting financial assets and liabilities

43 Offsetting financial assets and liabilities

The following tables include information about rights to offset and the related arrangements. The amounts included consist of all recognised financial instruments that are presented net in the statement of financial position under the IFRS netting criteria (legal right to offset and intention to net settle or to realise the asset and settle the liability simultaneously) and amounts presented gross in the statement of financial position but subject to enforceable master netting arrangements or similar arrangements.

At ING Group amounts that are offset mainly relate to derivatives transactions, sale and repurchase agreements, securities lending agreements and cash pooling arrangements. A significant portion of offsetting is applied to OTC derivatives which are cleared through central clearing parties.

Related amounts not set off in the statement of financial position include transactions where:

▪The counterparty has an offsetting exposure and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offsetting criteria are otherwise not satisfied, and

▪In the case of derivatives and securities lending or sale and repurchase agreements, cash and non-cash collateral has been received or pledged to cover net exposure in the event of a default or other predetermined events. The effect of over-collateralisation is excluded.

The net amounts resulting after setoff are not intended to represent ING’s actual exposure to counterparty risk, as risk management employs a number of credit risk mitigation strategies in addition to netting and collateral arrangements. Reference is made to the Risk Management section on Credit risk.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
2020		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total [1]
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks	Reverse repurchase, securities borrowing and similar agreements	1,911	0	1,911	0	1,907	4	2,958	4,869
	Cash pools[2]	2	-2	0	0	0	0		0
		1,913	-2	1,911	0	1,907	4	2,958	4,869
Financial assets at fair value through profit or loss
Trading and Non-trading	Reverse repurchase, securities borrowing and similar agreements	48,487	-14,823	33,664	245	33,343	77	19,018	52,682
Trading and Non-trading	Derivatives	73,142	-52,561	20,581	12,520	5,350	2,710	10,240	30,821
		121,629	-67,384	54,245	12,765	38,693	2,787	29,258	83,503
Loans and advances to customers	Reverse repurchase, securities borrowing and similar agreements	2,845	-2,359	486	0	486	0	138	624
	Cash pools[3]	168,461	-165,815	2,646	1,729	628	289		2,646
		171,306	-168,174	3,132	1,729	1,113	289	138	3,270
Other items where offsetting is applied in the statement of financial position[4]		8,558	-7,752	806	10	0	796		806

Total financial assets		303,406	-243,312	60,095	14,505	41,714	3,876	32,354	92,449

1 ‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.

2 At 31 December 2020, the total amount of ‘Loans and advances to banks’ excluding repurchase agreements is EUR 20,495 million which is not subject to offsetting.

3 At 31 December 2020, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 593,345 million of which EUR 2,646 million is subject to offsetting.

4 Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR 2,215 million in the statement of financial position of which EUR 806 million is subject to offsetting as at 31 December 2020.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
2019		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position		Net amount	Amounts not subject to enforceable netting arrangements	Statement of financial position total [1]
					Financial instruments	Cash and financial instruments received as collateral
Statement of financial position line item	Financial instrument
Loans and advances to banks	Reverse repurchase, securities borrowing and similar agreements	868		868	21	738	109	8,075	8,943
		868		868	21	738	109	8,075	8,943
Financial assets at fair value through profit or loss
Trading and non-trading	Reverse repurchase, securities borrowing and similar agreements	57,328	-20,545	36,783	50	36,553	181	14,171	50,954
Trading and non-trading	Derivatives	74,454	-57,172	17,282	10,510	3,968	2,805	6,669	23,951
		131,782	-77,717	54,066	10,559	40,520	2,986	20,839	74,905
Loans and advances to customers	Reverse repurchase, securities borrowing and similar agreements							180	180
	Cash pools[2]	169,313	-166,624	2,689	1,422	813	454		2,689
		169,313	-166,624	2,689	1,422	813	454	180	2,869
Other items where offsetting is applied in the statement of financial position[3]		9,787	-9,423	364	15		349		364

Total financial assets		311,750	-253,764	57,986	12,016	42,072	3,898	29,094	87,080

1 ‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.

2 At 31 December 2019, the total amount of ‘Loans and advances to customers’ excluding repurchase agreements is EUR 607,849 million of which EUR 2,689 million is subject to offsetting.

3 Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Assets – Amounts to be settled’ for EUR 2,835 million in the statement of financial position of which EUR 364 million is subject to offsetting as at 31 December 2019.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts not offset in the statement of financial position			Amounts not subject to enforceable netting arrangements	Statement of financial position total [1]
2020		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks	Repurchase, securities lending and similar agreements	167	0	167	0	166	1	1,804	1,971
	Cash pools[2]	3	-2	2	0	0	2		2
		170	-2	169	0	166	3	1,804	1,973
Customer deposits	Repurchase, securities lending and similar agreements	2,354	-2,354	0	0	0	0	0	0
	Cash pools[3]	184,490	-165,815	18,675	1,702	0	16,973		18,675
		186,844	-168,169	18,675	1,702	0	16,973	0	18,675
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	53,520	-14,827	38,693	245	38,447	0	8,271	46,964
Trading and Non-trading	Derivatives	73,215	-52,626	20,589	12,521	6,742	1,326	6,777	27,366
		126,735	-67,453	59,282	12,766	45,189	1,326	15,048	74,330

Other items where offsetting is applied in the statement of financial position[4]		8,552	-7,687	865	36	0	829		865

Total financial liabilities		322,303	-243,312	78,991	14,505	45,356	19,131	16,852	95,843

1 ‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.

2 At 31 December 2020, the total amount of ‘Deposits from banks’ excluding repurchase agreements is EUR 76,127 million of which EUR 2 million is subject to offsetting.

3 At 31 December 2020, the total amount of ‘Customers deposits’ excluding repurchase agreements is EUR 609,517 million of which EUR 18,675 million is subject to offsetting.

4 Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR 4,877 million in the statement of financial position of which EUR 865 million is subject to offsetting as at 31 December 2020.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts not offset in the statement of financial position			Amounts not subject to enforceable netting arrangements	Statement of financial position total [2]
2019		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral[1]	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks	Repurchase, securities lending and similar agreements	26		26	26			179	205
		26		26	26			179	205
Customer deposits	Cash pools[3]	181,273	-166,624	14,649	1,419		13,230		14,649
		181,273	-166,624	14,649	1,419		13,230		14,649
Financial liabilities at fair value through profit or loss
Trading and Non-trading	Repurchase, securities lending and similar agreements	56,818	-20,545	36,273	50	35,808	436	6,776	43,049
Trading and Non-trading	Derivatives	76,129	-57,665	18,464	10,511	7,817	137	5,076	23,540
		132,946	-78,210	54,737	10,560	43,625	573	11,852	66,589

Other items where offsetting is applied in the statement of financial position[4]		9,200	-8,930	269	11		258		269

Total financial liabilities		323,445	-253,764	69,681	12,016	43,625	14,040	12,031	81,712

1 The amounts pledged as collateral for ‘Deposits from Banks – Repurchase agreements’ and ‘financial liabilities at fair value through profit or loss – Repurchase agreements’ have been updated to improve consistency and comparability.

2 ‘The statement of financial position total’ is the sum of ‘Net amounts of financial assets presented in the statement of financial position’ and ’Amounts not subject to enforceable master netting arrangements’.

3 At 31 December 2019, the total amount of 'Customer Deposits' excluding repurchase agreements is EUR 574,355 million of which EUR 14,649 million is subject to offsetting.

4 Other items mainly include amounts to be settled with Central Clearing Counterparties regarding securities and derivatives transactions and is included in ‘Other Liabilities – Amounts to be settled’ for EUR 4,741 million in the statement of financial position of which EUR 269 million is subject to offsetting as at 31 December 2019.